Derivative and Fair Value Measurements - Location of Fair Value Amount of Our Derivative Instruments (Detail) (Derivatives not designated as hedging instruments under ASC 815 [Member], Commodity contracts [Member], USD $)
In Millions, unless otherwise specified
	Dec. 31, 2013 Other accrued liabilities [Member]	Dec. 31, 2012 Prepaid expenses and other current assets [Member]
Derivatives, Fair Value [Line Items]
Liability Derivatives, Fair Value	$ 0.2
Asset Derivatives, Fair Value		$ 0.2